CONSOLIDATED BALANCE SHEETS $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 8.0	$ 1.8
Restricted cash		39.3
Accounts receivable	963.2	619.1
Contract assets	125.4	50.2
Amounts receivable from affiliated corporations	25.1	13.6
Income taxes	35.3
Inventories	348.7	247.2
Derivative financial instruments	129.3
Other current assets	180.1	122.0
Total current assets	1,815.1	1,093.2
Non-current assets
Property, plant and equipment	3,152.9	2,610.4
Intangible assets	3,299.3	2,162.7
Right-of-use assets	313.0	128.1
Goodwill	550.1	550.1
Derivative financial instruments	35.8	199.5
Investments		1,595.0
Promissory note to the parent corporation	996.0	160.0
Other assets	348.5	247.9
Total non-current assets	8,695.6	7,653.7
Total assets	10,510.7	8,746.9
Current liabilities
Bank indebtedness		0.4
Accounts payable, accrued charges and provisions	920.9	629.5
Amounts payable to affiliated corporations	91.0	95.5
Deferred revenue	347.4	277.1
Deferred subsidies	0.0	39.3
Income taxes	18.4	24.5
Current portion of long-term debt	1,480.6
Current portion of lease liabilities	99.3	37.3
Total current liabilities	2,957.6	1,103.6
Non-current liabilities
Long-term debt	6,129.3	5,318.3
Subordinated loan from the parent corporation		1,595.0
Lease liabilities	246.8	121.0
Derivative financial instruments	54.3
Deferred income taxes	759.2	715.5
Other liabilities	207.6	124.3
Total non-current liabilities	7,397.2	7,874.1
Equity
Capital stock	312.9	312.9
Deficit	(150.9)	(527.3)
Accumulated other comprehensive loss	(6.4)	(16.7)
Equity attributable to the shareholder	155.6	(231.1)
Non-controlling interests	0.3	0.3
Total equity	155.9	(230.8)
Commitments and contingencies
Total liabilities and equity	$ 10,510.7	$ 8,746.9